Equity - Changes in non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity at beginning of period	$ 602,297	$ 884,372	$ 937,758
Loss for the year	(3,419)	(5,039)	(19,088)	[1]
Equity at end of period	365,719	602,297	884,372
Noncontrolling interests
Equity at beginning of period	118,077	116,145	121,734
Loss for the year	(3,419)	(5,039)
Increase of Parent's ownership interest		5,881
Translation differences and other	(154)	1,090
Equity at end of period	$ 114,504	$ 118,077	$ 116,145

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).